Financial Risk Management - Schedule of Foreign Currency Translation (Details)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 CHF (SFr)
Schedule of Foreign Currency Translation [Abstract]
Assets in foreign currency	$ 1,272,464	€ 305,601	SFr 591,247	$ 37,902	€ 278,766	SFr 582,222
Liabilities in foreign currency	$ 11,334,006	€ (172,887)	SFr (208,705)	$ 1,929,368	€ 139,672	SFr 160,875